Average Annual Total Returns - Value Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years	Class A 10 Years (or Life of Class)		Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)		Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes) 1 Year		Lipper Large-Cap Value Funds Index (reflects no deduction for taxes) 5 Years		Lipper Large-Cap Value Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)		Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes) 1 Year	Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes) 5 Years	Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	24.91%	6.72%	10.44%	18.18%	4.10%	8.79%	19.49%	5.06%	8.47%	25.00%	6.83%	10.58%	17.35%	5.15%	9.66%	[1]	26.54%	[2]	8.28%	[2]	11.79%	[2]	26.26%	8.20%	11.70%	26.72%	[2]	8.79%	[2]	11.18%	[2]	25.40%	6.77%	10.21%

[1]	The inception date of the Class A shares (redesignated from Adviser Shares) is August 1, 2010.
[2]	The Fund has selected the Russell 1000 Value Index as its primary benchmark index in replacement of the Russell 3000 Value Index and has added the Lipper Large Cap Value Funds Index as a secondary benchmark because it believes these indexes are more representative of the Fund’s investment universe.